Other liabilities (Details) - Schedule of Operating Lease Commitments - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES (Details) - Schedule of Operating Lease Commitments [Line Items]
Lease liabilities	£ 1,632	£ 1,317